Condensed Consolidated Statements of Cash Flows (Wetouch Holding Group Limited) (Unaudited) - Wetouch Holding Group Limited [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Cash flows from operating activities
Net income	$ 4,726,495	$ 4,405,588	$ 7,979,465	$ 10,133,850
Adjustments to reconcile net income to cash provided by operating activities
Depreciation and amortization			769,179	783,567
Changes in operating assets and liabilities:
Accounts receivable			(1,293,696)	(4,947,989)
Amounts due from related parties			280	88,365
Inventories			(58,465)	5,751
Prepaid expenses and other current assets			(96,350)	(8,578)
Accounts payable			190,281	(643,636)
Amounts due to related parties			(351,048)	321,606
Tax payable			(535,330)	309,058
Accrued expenses and other current liabilities			(1,530,154)	64,203
Deferred grants			(171,603)	(188,605)
Net cash provided by operating activities			4,902,561	5,917,592
Cash flows from investing activities
Net cash used in investing activities
Cash flows from financing activities
Repayment of bank borrowings			(429,011)
Repayment of interest-free advances to related parties				(13,618,684)
Net cash used in financing activities			(429,011)	(13,618,684)
Effect of changes of foreign exchange rates on cash			514,933	(907,231)
Net increase in cash			4,988,483	(8,608,323)
Cash, beginning			14,279,797	18,292,780	$ 18,292,780
Cash, end	$ 19,268,280	$ 9,684,457	19,268,280	9,684,457	$ 14,279,797
Supplemental disclosure of cash flow information
Cash paid for interest expense			42,901
Cash paid for income tax			$ 1,644,175	$ 1,773,914